Impairments and other write-ofs (Notes)	12 Months Ended
Dec. 31, 2012
Impairments and other write-offs [Abstract]
Impairment or Disposal of Long-Lived Assets, Policy [Policy Text Block]
Note 25 —Impairments and Other Write-offs

The Company reviews its long-lived assets for impairment whenever events or changes in circumstances indicate that the carrying value amount of the asset may not be fully recoverable.

Impairment and other write-offs consist of the following for the year ended December 31 (in thousands):

	2012	2011	2010
European resorts held for sale (lower of cost or net realizable value)	$494	$670	$2,319
Intangible assets associated with an unprofitable European golf course	213	—	—
Abandoned information technology projects previously capitalized	183	362	—
Slow moving consumables inventory	119	192	—
Unrecoverable deposits on open market purchases of Vacation Interest Points	—	181	—
Write-down of an inventory recovery receivable related to a terminated HOA management contract	—	—	942
Other	—	167	69
Total impairments and other write-offs	$1,009	$1,572	$3,330

For the year ended December 31, 2012, $0.5 million of the impairment charge is attributable to the write down of a European resort held for sale to its net realizable value based on an accepted offer. The impairment relates to a downturn in the real estate market. In addition, $0.2 million relates to intangible assets associated with an unprofitable European golf course operation, $0.2 million relates to information technology projects that are no longer viable, and $0.1 million relates to various other assets.

For the year ended December 31, 2011, $0.7 million of the impairment charge related to the sale of one of the Company's European resorts. In addition, the Company recorded $0.4 million of the impairment charge related to information technology projects that are no longer viable, $0.2 million related to unrecoverable deposits on open market purchases of Vacation Interest Points, and $0.2 million in impairments of various other assets.
For the year ended December 31, 2010, $2.3 million of the impairment charges is attributable to the write down of two European resorts held for sale to their net realizable value based on accepted offers. The impairment relates to a downturn in the real estate market. Additionally, $0.9 million of the 2010 impairment charge is attributable to a receivable associated with an inventory recovery agreement that terminated in conjunction with the termination of the respective management contract and $0.1 million relates to impairment of various other assets.